Guggenheim Floating Rate Strategies Fund Investment Objectives and Goals - Class R6 Shares [Member] - Guggenheim Floating Rate Strategies Fund	Sep. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Floating Rate Strategies Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Floating Rate Strategies Fund (the “Fund”) seeks to provide a high level of current income while maximizing total return.